Divestitures and Assets held for sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2012	Dec. 31, 2011 Bucyrus Distribution Business Transaction	Dec. 31, 2013 Bucyrus Distribution Business dealers Transaction	Dec. 31, 2012 Bucyrus Distribution Business Transaction dealers	Jul. 31, 2012 Third party logistics business	Mar. 31, 2011 Carter Machinery Company Inc. counties	Dec. 31, 2013 Cat Financial Bucyrus Distribution Business	Dec. 31, 2012 Cat Financial Bucyrus Distribution Business	Mar. 31, 2011 Cat Financial Carter Machinery Company Inc.
Disposal groups
Asset impairment charges						$ 11	$ 27
Number of sales transactions completed					1	19	12
Sales price of business					337	466	1,443	567	364
Number of Counties in which Entity has Operations and Stores									9
After-tax profit (loss) impact					9	(39)	(28)
Other operating income related to sales transactions	68	630	128		96	95	310	278	24
Disposal Group Not Discontinued Operation, Increase (Decrease) in Parts Returns Reserve						34
Selling, general and administrative expenses					32	104	177
Income tax					55	(4)	161
Customer relationship intangible assets sold					63	127	256
Other assets sold					53	65	254
Allocated goodwill					101	56	405
Cat Financial financing of transactions	11,422	12,010	10,001							132	739	348
Number of dealers receiving financing						5	5
Number of divestiture transactions classified as held for sale						10
Working capital adjustment paid					23		38
Percentage of equity interest sold in subsidiary (as a percent)				65.00%				65.00%	100.00%
Equity contribution from buyer								107
Percentage of equity interest retained in subsidiary (as a percent)								35.00%
Incremental incentive compensation expense								8
Retained noncontrolling interest fair value								$ 58